Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions						1 Months Ended					12 Months Ended
	Jun. 05, 2022 EUR (€)	Feb. 01, 2022 EUR (€)	May 20, 2021 EUR (€)	Nov. 08, 2019 EUR (€)	Jun. 30, 2016 USD ($)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Jul. 31, 2013 EUR (€)	Mar. 31, 2013 EUR (€)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)	Jun. 24, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Jun. 30, 2019 EUR (€)	May 22, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Sep. 23, 2015 EUR (€)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 JPY (¥)	Nov. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥													¥ 61,000
Legal expenses | ¥											¥ 63,338	¥ 41,131
Legal reserves | $														$ 3,203.0
Other Liabilities [Member]
Contingencies
Liability in respect of outstanding and unsettled investigations | ¥											76,866	62,889
Subsequent event [Member] | NMRNip Guilty [Member] | Rejected as invalid [Member]
Contingencies
Amount of damages sought	€ 3,450,000
Litigation settlement amount	€ 88,000,000
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund																						€ 33,800,000
Tax credit refunds															€ 38,000,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment | ¥																				¥ 35
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment | $																					$ 24.4
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Amount of damages sought										€ 1,100,000,000
Recovery of payment																			€ 1,500,000,000
Amount of discount based on the settlement agreement																		€ 440,000,000
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought									€ 315,200,000
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought							€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought						€ 186,700,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of fine payment, due to vicarious liability																€ 100,000
Action by Syndicate Banks [Member]
Contingencies
Syndicate term loan | $					$ 60.0
Amount of damages sought | $					$ 48.0
Action by certain subsidiaries of American International Group, Inc. [Member]
Contingencies
Certain project finance notes | $																	$ 750.0
Certain project finance notes which were purchased by AIG | $																	$ 92.0
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan | $								$ 100.0
Amount of damages sought | $								$ 68.0
NIP Guilty [Member]
Contingencies
Amount of damages sought				€ 3,450,000
Litigation settlement amount				€ 88,000,000
Action By European Commission For Infringing The Competition Law [Member]
Contingencies
Loss contingency accrual provision			€ 129,600,000
Action By Stichting Vestia [Member]
Contingencies
Litigation settlement amount		€ 154,200,000
Other commitments [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥											98,214
Resale agreements | ¥											1,565,000	1,725,000
Repurchase agreements | ¥											2,673,000	1,533,000
Obligations to return debt and equity securities borrowed without collateral | ¥											1,219,000	824,000
Contingencies
Commitments to purchase client notes | ¥											15,000
Other commitments [Member] | Maintenance Agreements [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥											¥ 98,214	¥ 121,604